SCHEDULE OF OTHER CURRENT PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Employees and related expenses	$ 1,493	$ 1,179
Accrued expenses	299	241
Other payables		445
Other current payables	$ 1,792	$ 1,865